TAXES ON INCOME (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 1,874	$ 1,113
Additions based on tax positions taken related to the current year	5	1,335
Reduction related to expirations of statute of limitations	(131)	(578)
Reductions related to settlements of tax matters	(1,579)
Foreign currency translation adjustments	9	4
Balance at the end of the year	$ 178	$ 1,874